UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Real Assets Fund	September 30, 2018

T. ROWE PRICE REAL ASSETS FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares/Par	$ Value
COMMON STOCKS 97.4%		
CONSUMER DISCRETIONARY 0.7%		
Hotels, Resorts, & Cruise Lines 0.7%		
Hilton Worldwide Holdings	265,776	21,470
Total Consumer Discretionary		21,470
CONSUMER STAPLES 0.3%		
Agricultural Products 0.0%		
Bunge	13,200	907
		907
Packaged Foods & Meats 0.3%		
Cal-Maine Foods	95,789	4,626
Sanderson Farms	46,800	4,838
		9,464
Total Consumer Staples		10,371
ENERGY 14.1%		
Integrated Oil & Gas 4.2%		
BP (GBP)	2,399,224	18,390
Chevron	66,789	8,167
Exxon Mobil	263,800	22,428
Galp Energia (EUR)	494,621	9,807
Occidental Petroleum	309,172	25,405
Suncor Energy	169,400	6,554
TOTAL (EUR)	635,581	41,326
		132,077
Oil & Gas Equipment & Services 1.4%		
Aker Solutions (NOK)(1)	383,463	2,727
Baker Hughes	174,100	5,890
Dril-Quip (1)	89,200	4,661
Halliburton	69,400	2,813
Schlumberger	209,901	12,787
Sentinel Energy Services, Equity Units (1)	214,900	2,207

TechnipFMC	149,300	4,666
Tenaris (EUR)	367,069	6,147
		41,898
Oil & Gas Exploration & Production 5.8%		
Advantage Oil & Gas (CAD)(1)	1,028,487	2,867
ARC Resources (CAD)	565,100	6,300
Birchcliff Energy (CAD)	1,119,200	4,506
Cabot Oil & Gas	254,800	5,738
Cairn Energy (GBP)(1)	1,545,443	4,671
Canadian Natural Resources	167,400	5,467
Centennial Resource Development, Class A (1)	413,562	9,036
Concho Resources (1)	166,116	25,374
ConocoPhillips	76,900	5,952
Continental Resources (1)	70,200	4,793
Crew Energy (CAD)(1)	686,092	999
Diamondback Energy	86,600	11,707
Encana	406,900	5,334
Energen (1)	74,700	6,437
EOG Resources	207,500	26,471
Jagged Peak Energy (1)	309,071	4,274
Kelt Exploration (CAD)(1)	382,200	2,489
Kosmos Energy (1)	783,426	7,325
Lundin Petroleum (SEK)	160,141	6,104
Noble Energy	118,300	3,690
PDC Energy (1)	72,600	3,555
Pioneer Natural Resources	35,400	6,166
Seven Generations Energy, Class A (CAD)(1)	567,564	6,767
Tourmaline Oil (CAD)	237,500	4,181
Tullow Oil (GBP)(1)	828,047	2,825
Whiting Petroleum (1)	51,200	2,716
WPX Energy (1)	241,900	4,867
		180,611
Oil & Gas Refining & Marketing 1.5%		
Andeavor	91,260	14,008
Delek US Holdings	53,700	2,279

Phillips 66	97,900	11,035
Valero Energy	175,900	20,009
		47,331
Oil & Gas Storage & Transportation 1.2%		
Koninklijke Vopak (EUR)	135,766	6,689
Plains GP Holdings, Class A	189,700	4,653
Targa Resources	47,400	2,669
TransCanada	451,700	18,276
Venture Global LNG, Series B Acquisition Date: 3/8/18, Cost $112 (1)(2)(3)	37	192
Venture Global LNG, Series C Acquisition Date: 5/25/17 - 3/8/18, Cost $2,704 (1)(2)(3)	759	3,947
		36,426
Total Energy		438,343
FINANCIALS 0.1%		
Asset Management & Custody Banks 0.1%		
Magnolia Oil & Gas (1)	257,780	3,869
Total Financials		3,869
HEALTH CARE 0.0%		
Biotechnology 0.0%		
Calyxt (1)	33,900	518
Total Health Care		518
INDUSTRIALS & BUSINESS SERVICES 1.5%		
Agricultural & Farm Machinery 0.2%		
AGCO	42,200	2,565
Toro	72,800	4,366
		6,931
Construction & Engineering 0.3%		
Jacobs Engineering Group	62,400	4,773
Valmont Industries	18,800	2,604
		7,377

Electrical Components & Equipment 0.3%		
ABB (CHF)	162,272	3,839
Legrand (EUR)	53,438	3,897
SGL Carbon (EUR)(1)	154,090	1,685
		9,421
Heavy Electrical Equipment 0.0%		
Bloom Energy, Class A (1)	27,142	925
		925
Industrial Machinery 0.5%		
Mueller Water Products, Class A	230,600	2,654
Pentair	101,400	4,396
Sandvik (SEK)	231,528	4,099
Wartsila (EUR)	265,551	5,168
		16,317
Research & Consulting Services 0.2%		
ALS (AUD)	828,006	5,343
		5,343
Total Industrials & Business Services		46,314
MATERIALS 36.2%		
Aluminum 0.9%		
Alumina (AUD)	7,137,292	14,288
Norsk Hydro (NOK)	2,015,296	12,085
		26,373
Commodity Chemicals 0.1%		
Orion Engineered Carbons	89,234	2,864
		2,864
Construction Materials 0.2%		
Martin Marietta Materials	13,000	2,365
Vulcan Materials	37,800	4,204
		6,569
Copper 2.7%		
Antofagasta (GBP)	1,186,506	13,185
Aurubis (EUR)	112,592	7,858

First Quantum Minerals (CAD)	914,591	10,416
Freeport-McMoRan	1,319,207	18,363
KAZ Minerals (GBP)	457,611	3,260
Lundin Mining (CAD)	2,513,773	13,312
OZ Minerals (AUD)	1,014,659	6,840
Sandfire Resources (AUD)	607,196	3,257
Southern Copper	173,600	7,489
		83,980
Diversified Chemicals 0.7%		
BASF (EUR)	61,838	5,487
DowDuPont	200,892	12,919
Incitec Pivot (AUD)	1,403,241	4,035
		22,441
Diversified Metals & Mining 11.3%		
Anglo American (GBP)	1,469,409	32,872
BHP Billiton (AUD)	2,796,056	69,652
Boliden (SEK)	1,146,158	31,876
Eramet (EUR)	26,239	2,772
Glencore (GBP)	11,287,835	48,659
Hindustan Zinc (INR)	1,295,458	5,192
Hudbay Minerals (CAD)	600,506	3,041
Independence Group (AUD)	3,015,949	10,159
Rio Tinto (GBP)	1,524,800	76,914
South32 (AUD)	10,310,963	28,977
Sumitomo Metal Mining (JPY)	192,200	6,739
Teck Resources, Class B	1,239,829	29,880
Western Areas (AUD)	2,322,740	4,465
		351,198
Fertilizers & Agricultural Chemicals 0.5%		
CF Industries Holdings	155,249	8,452
Yara International (NOK)	140,922	6,916
		15,368
Gold 7.8%		
Alamos Gold, Class A (CAD)	582,960	2,676
B2Gold (CAD)(1)	3,841,447	8,744

Centamin (GBP)	11,562,079	15,967
Centerra Gold (CAD)(1)	468,777	1,869
Cia de Minas Buenaventura, ADR	187,349	2,512
Detour Gold (CAD)(1)	274,718	2,221
Dundee Precious Metals (CAD)(1)	834,329	1,964
Evolution Mining (AUD)	10,430,021	19,999
Franco-Nevada (CAD)	596,866	37,337
Guyana Goldfields (CAD)(1)	1,042,483	2,300
Highland Gold Mining (GBP)	1,301,852	2,480
Kirkland Lake Gold (CAD)	1,710,055	32,410
New Gold (1)	666,700	529
Northern Star Resources (AUD)	4,757,982	28,565
OceanaGold (CAD)	545,029	1,646
Osisko Gold Royalties (CAD)	345,001	2,618
Randgold Resources (GBP)	606,856	42,922
Regis Resources (AUD)	2,632,033	7,081
Roxgold (CAD)(1)	1,147,651	729
Royal Gold	92,306	7,113
Sandstorm Gold (CAD)(1)	202,198	753
Saracen Mineral Holdings (AUD)(1)	11,313,515	15,262
SEMAFO (CAD)(1)	2,101,582	4,946
Tahoe Resources (1)	550,919	1,537
		244,180
Industrial Gases 1.3%		
Air Liquide (EUR)	50,239	6,598
Air Products & Chemicals	142,565	23,815
Praxair	62,500	10,046
		40,459
Metal & Glass Containers 0.5%		
Ball	301,084	13,245
Vidrala (EUR)	34,751	3,256
		16,501
Paper Packaging 0.4%		
Avery Dennison	32,800	3,554
International Paper	66,100	3,249

Orora (AUD)	1,622,419	3,891
		10,694
Paper Products 0.1%		
Mondi (GBP)	149,164	4,084
		4,084
Precious Metals & Minerals 0.3%		
Impala Platinum Holdings (ZAR)(1)	1,079,206	2,084
Lucara Diamond (CAD)	1,318,401	2,205
Petra Diamonds (GBP)(1)	8,108,259	3,983
		8,272
Silver 0.4%		
First Majestic Silver (CAD)(1)	484,163	2,748
Fortuna Silver Mines (CAD)(1)	1,568,596	6,849
Hochschild Mining (GBP)	380,210	808
Silvercorp Metals (CAD)	653,572	1,599
		12,004
Specialty Chemicals 2.7%		
Akzo Nobel (EUR)	84,390	7,894
Croda International (GBP)	121,583	8,242
Johnson Matthey (GBP)	53,361	2,476
Koninklijke DSM (EUR)	71,125	7,533
PPG Industries	98,500	10,749
Quaker Chemical	3,522	712
RPM International	197,900	12,852
Sherwin-Williams	25,500	11,608
Symrise (EUR)	60,050	5,475
Umicore (EUR)	229,871	12,840
Victrex (GBP)	110,901	4,823
		85,204
Steel 6.3%		
Acerinox (EUR)	537,873	7,673
Aperam (EUR)	90,270	4,129
ArcelorMittal (EUR)	491,038	15,245
BlueScope Steel (AUD)	596,579	7,317

Ferrexpo (GBP)	1,320,254	3,434
Fortescue Metals Group (AUD)	3,967,674	11,243
JFE Holdings (JPY)	553,200	12,690
Labrador Iron Ore Royalty (CAD)	165,571	3,605
NMDC (INR)	3,213,157	5,021
Nucor	424,838	26,956
POSCO (KRW)	90,630	24,057
Reliance Steel & Aluminum	66,431	5,666
Sims Metal Management (AUD)	315,553	2,884
Steel Dynamics	320,487	14,483
Ternium, ADR	201,518	6,104
Topy Industries (JPY)	125,000	3,680
Vale (BRL)	2,611,353	38,635
voestalpine (EUR)	104,238	4,762
		197,584
Total Materials		1,127,775
REAL ESTATE 42.1%		
Diversified Real Estate Activities 1.9%		
Hang Lung Properties (HKD)	4,196,000	8,186
Mitsubishi Estate (JPY)	917,800	15,584
Mitsui Fudosan (JPY)	735,600	17,398
Sun Hung Kai Properties (HKD)	1,222,500	17,741
		58,909
Diversified Real Estate Investment Trusts 1.1%		
Alexander & Baldwin, REIT	365,412	8,291
Concentradora Fibra Danhos SA de CV (MXN)	3,371,836	5,468
Gecina (EUR)	73,040	12,205
PS Business Parks, REIT	56,178	7,140
		33,104
Health Care Real Estate Investment Trusts 0.6%		
Healthcare Realty Trust, REIT	585,173	17,122
		17,122

Hotel & Resort Real Estate Investment Trusts 1.6%		
Hoshino Resorts (JPY)	933	4,592
Host Hotels & Resorts, REIT	747,831	15,779
Pebblebrook Hotel Trust, REIT	200,834	7,305
Sunstone Hotel Investors, REIT	1,283,325	20,995
		48,671
Industrial Real Estate Investment Trusts 5.1%		
Duke Realty, REIT	150,350	4,265
EastGroup Properties, REIT	114,013	10,902
First Industrial Realty Trust, REIT	194,297	6,101
Goodman Group (AUD)	1,027,880	7,711
Mitsui Fudosan Logistics Park (JPY)	2,982	8,373
Nippon Prologis (JPY)	3,116	6,172
Prologis, REIT	1,394,198	94,513
Terreno Realty, REIT	512,962	19,339
		157,376
Office Real Estate Investment Trusts 9.4%		
Alexandria Real Estate, REIT	169,659	21,341
Allied Properties Real Estate Investment Trust (CAD)	180,594	6,026
Boston Properties, REIT	263,509	32,435
CapitaLand Commercial Trust (SGD)	4,041,800	5,266
Derwent London (GBP)	284,383	10,588
Douglas Emmett, REIT	1,081,788	40,805
Great Portland Estates (GBP)	1,244,770	10,844
Highwoods Properties, REIT	176,431	8,338
Hudson Pacific Properties, REIT	431,658	14,124
Inmobiliaria Colonial Socimi (EUR)	859,930	8,918
JBG SMITH Properties, REIT	471,823	17,377
Kilroy Realty, REIT	340,728	24,427
Paramount Group, REIT	446,235	6,734
SL Green Realty, REIT	514,503	50,180
Vornado Realty Trust, REIT	497,958	36,351
		293,754
Real Estate Operating Companies 2.3%		
ADO Properties (EUR)(4)	128,378	7,692

Hongkong Land Holdings	1,990,800	13,186
Hufvudstaden, A Shares (SEK)	658,909	10,024
Hysan Development (HKD)	1,947,000	9,833
Iguatemi Empresa de Shopping Centers (BRL)	878,154	6,736
Kojamo (EUR)(1)	622,351	6,803
PSP Swiss Property (CHF)	195,011	18,905
		73,179
Residential Real Estate Investment Trusts 8.5%		
American Campus Communities, REIT	537,415	22,120
AvalonBay Communities, REIT	370,138	67,050
Camden Property Trust, REIT	363,621	34,024
Canadian Apartment Properties (CAD)	219,541	8,106
Equity Residential, REIT	1,062,802	70,421
Essex Property Trust, REIT	173,129	42,713
Nippon Accommodations Fund (JPY)	2,738	12,193
UNITE Group (GBP)	827,977	9,631
		266,258
Retail Real Estate Investment Trusts 9.3%		
Acadia Realty Trust, REIT	838,440	23,502
CapitaLand Mall Trust (SGD)	6,455,000	10,491
Charter Hall Retail (AUD)	2,207,515	6,769
Federal Realty Investment Trust, REIT	213,232	26,967
Kimco Realty, REIT	885,871	14,830
Macerich, REIT	641,544	35,471
Regency Centers, REIT	568,829	36,786
Scentre Group (AUD)	4,506,671	12,951
Shaftesbury (GBP)	739,198	8,734
Simon Property Group, REIT	358,572	63,378
Taubman Centers, REIT	86,500	5,175
Unibail-Rodamco (EUR)	71,021	14,307
Urban Edge Properties, REIT	1,086,496	23,990
Weingarten Realty Investors, REIT	203,674	6,061
		289,412
Specialized Real Estate Investment Trusts 2.3%		
CubeSmart, REIT	238,300	6,799

National Storage (AUD)	3,233,535	3,905
Public Storage, REIT	185,366	37,375
Rayonier, REIT	246,557	8,336
Weyerhaeuser, REIT	489,552	15,798
		72,213
Total Real Estate		1,309,998
UTILITIES 2.0%		
Electric Utilities 0.7%		
American Electric Power	102,600	7,272
Duke Energy	31,864	2,550
Evergy	84,479	4,640
Eversource Energy	80,033	4,917
NextEra Energy	7,400	1,240
		20,619
Gas Utilities 0.5%		
Atmos Energy	167,968	15,774
Italgas (EUR)	235,359	1,277
		17,051
Multi-Utilities 0.8%		
CMS Energy	157,300	7,708
DTE Energy	14,200	1,549
NiSource	442,567	11,029
Sempra Energy	41,068	4,671
		24,957
Total Utilities		62,627
Total Miscellaneous Common Stocks 0.4% (5)		13,302
Total Common Stocks (Cost $2,493,247)		**3,034,587**
PREFERRED STOCKS 0.3%		
CONSUMER STAPLES 0.1%		
Household Products 0.1%		
Henkel (EUR) (6)	29,590	3,469
Total Consumer Staples		3,469

MATERIALS 0.2%		
Commodity Chemicals 0.1%		
Fuchs Petrolub (EUR)(6)	47,000	2,623
		2,623
Steel 0.1%		
Bradespar (BRL)(6)	520,506	4,756
		4,756
Total Materials		7,379
Total Preferred Stocks (Cost $11,205)		**10,848**
CONVERTIBLE PREFERRED STOCKS 0.6%		
CONSUMER STAPLES 0.1%		
Agricultural Products 0.1%		
Farmers Business Network, Series D Acquisition Date: 11/3/17, Cost $2,712 (1)(2)(3)	146,876	2,712
Total Consumer Staples		2,712
MATERIALS 0.1%		
Specialty Chemicals 0.1%		
International Flavors & Fragrances, 6.00%, 9/15/21	54,610	2,965
Total Materials		2,965
UTILITIES 0.4%		
Electric Utilities 0.2%		
NextEra Energy, 6.123%, 9/1/19	118,888	6,778
		6,778
Multi-Utilities 0.2%		
DTE Energy, 6.50%, 10/1/19	61,750	3,217
Sempra Energy, Series A, 6.00%, 1/15/21	26,229	2,638
		5,855
Total Utilities		12,633
Total Convertible Preferred Stocks (Cost $17,102)		**18,310**

BANK LOANS 0.1% (7)

Energy 0.1%		
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.87%, 8/9/22, Acquisition Date: 8/9/17, Cost $2,010 (2)(3)	2,030,000	2,010
Total Bank Loans (Cost $2,014)		**2,010**

SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%		
T. Rowe Price Treasury Reserve Fund, 2.09% (8)(9)	31,495,435	31,495
Total Short-Term Investments (Cost $31,495)		**31,495**
Total Investments in Securities		
99.4% of Net Assets (Cost $2,555,063)		**$ 3,097,250**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $8,861 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $7,692 and represents 0.2% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(8) Seven-day yield
(9) Affiliated Company

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $1,185,000 for the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018